Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000225895 [Member] | Other less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%
C000225895 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000225895 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.45%
C000225895 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.11%
C000225895 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.15%
C000225895 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.07%
C000225895 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.55%
C000225895 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.43%
C000225895 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.82%
C000225895 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.65%
C000225895 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000225896 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.93%
C000225896 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.75%
C000225896 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.06%
C000225896 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000225896 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%
C000225896 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.62%
C000225896 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.73%
C000225896 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
C000225896 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.25%
C000225896 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.01%
C000225896 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.97%
C000225897 [Member] | Five To 6 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000225897 [Member] | Four To 5 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.79%
C000225897 [Member] | Three To 4 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.88%
C000225897 [Member] | Two To 3 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.57%
C000225897 [Member] | One To 2 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.33%
C000225897 [Member] | Zero To 1 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%
C000225898 [Member] | Zero To 6 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.92%
C000225898 [Member] | Six To 12 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.24%
C000225898 [Member] | Twelve To 22 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.31%
C000225898 [Member] | Twenty Two Plus Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%